Property And Plant, Net (Schedule Of Property And Plant, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 equipment agreement		Dec. 31, 2011 equipment agreement
Property, Plant and Equipment [Line Items]
Property and plant, at original cost	$ 22,796	[1]	$ 21,849	[1]
Accumulated depreciation and amortization	8,346	[1]	7,868	[1]
Property and plant, before construction work in progress	14,450	[1]	13,981	[1]
Property, Plant and Equipment, Net	15,348	[1]	14,848	[1]
Number of combustion turbine electric generation equipment under capital lease agreements	2		2
Number of capital lease agreements	2		2
Capital lease agreements, gross asset value	228		229
Total accumulated depreciation, capital lease agreements	52		52
Held-to-maturity Securities	304		309
Electric [Member]
Property, Plant and Equipment [Line Items]
Property and plant, at original cost	20,942	[1]	20,098	[1]
Gas [Member]
Property, Plant and Equipment [Line Items]
Property and plant, at original cost	1,854	[1]	1,751	[1]
Nuclear Fuel [Member]
Property, Plant and Equipment [Line Items]
Construction work in progress	317	[1]	255	[1]
Other Energy [Member]
Property, Plant and Equipment [Line Items]
Construction work in progress	$ 581	[1]	$ 612	[1]

[1]	Amounts include two electric generation CTs under two separate capital lease agreements. The gross asset value of those agreements was $228 million and $229 million at December 31, 2012, and 2011, respectively. The total accumulated depreciation associated with the two CTs was $52 million and $52 million at December 31, 2012, and 2011, respectively. In addition, Ameren has investments in debt securities, which are classified as held-to-maturity, related to the two CTs from the city of Bowling Green and Audrain County. As of December 31, 2012, and 2011, the carrying value of these debt securities was $304 million and $309 million, respectively.